Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021
Realized tax benefits payable under Tax Receivable Agreement				85.00%
Unfunded investment commitments				$ 4.4
Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Lease expense	$ 4.5	$ 3.8	$ 2.1
Operating lease description	The Company leases two offices in New York, one office in Connecticut, one office in California and one office in London, England pursuant to current lease agreements expiring through 2031. The Company has the option to extend the term of the lease for the Connecticut and California office spaces for five years from the current 2023 and 2024 expiration dates, respectively. No such option exists for the two New York office leases. The leases include escalation clauses and require the Company to pay for utilities, taxes and maintenance expenses.
Interest Promissory Note [Member] | Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Borrowing capacity	$ 50.0
Borrowing capacity description	Interest on the promissory note matches the one paid pursuant to Revolving Credit Facility #1. The unpaid principal balance and accrued interest are payable from time to time at the discretion of the Owl Rock product but immediately due and payable upon 120 days written notice by the Company. The promissory note matured on December 31, 2020.